Supplementary Information to the Statements of Comprehensive Income (Details) - Schedule of marketing, general and administrative expenses - General And Administrative Expenses [Member]
₪ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Supplementary Information to the Statements of Comprehensive Income (Details) - Schedule of marketing, general and administrative expenses [Line Items]
Salaries and related expenses	₪ 2,569	$ 799	₪ 3,216	₪ 1,136
Share-based payment	7,416	2,307	1,777	141
Professional services	3,645	1,134	3,582	3,275
Rentals, office expenses and maintenance	313	97	323	343
Depreciation	551	171	352	65
Other	2,193	682	456	194
Marketing, general and administrative	₪ 16,687	$ 5,190	₪ 9,706	₪ 5,154